Loans and borrowings - Narrative (Details) € in Thousands, $ in Millions	12 Months Ended
	Sep. 30, 2022 EUR (€)	Mar. 31, 2021 EUR (€)	Mar. 31, 2021 USD ($)	Dec. 16, 2020	Aug. 28, 2020 EUR (€)	Mar. 31, 2020 EUR (€)	Mar. 31, 2019 EUR (€)
Disclosure of detailed information about borrowings [line items]
Borrowings		€ 720,856				€ 625,676	€ 624,500
Monthly percentage of entity's revenue, debt covenant		40.00%
Undrawn borrowing facilities		€ 82,900
Forecast
Disclosure of detailed information about borrowings [line items]
Minimum liquidity, debt covenant	€ 35,000
Term Loan
Disclosure of detailed information about borrowings [line items]
Notional amount					€ 630,000
Term Loan | > 4.00x
Disclosure of detailed information about borrowings [line items]
Effective interest				2.75%	2.75%
Term Loan | ≤ 3.50x > 3.00x
Disclosure of detailed information about borrowings [line items]
Effective interest					2.00%
Term Loan | Bottom of range | Euribor
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis					0.00%
Revolving Credit Facility (RCF)
Disclosure of detailed information about borrowings [line items]
Notional amount					€ 100,000
Borrowings		99,000			€ 99,000
Proceeds from non-current borrowings		99,000
Non-cash guarantees		200
Undrawn borrowing facilities		800
Revolving Credit Facility (RCF) | > 4.00x
Disclosure of detailed information about borrowings [line items]
Effective interest				2.50%	2.50%
Revolving Credit Facility (RCF) | ≤ 3.50x > 3.00x
Disclosure of detailed information about borrowings [line items]
Effective interest					1.75%
Revolving Credit Facility (RCF) | Bottom of range | Euribor
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis					0.00%
Local Credit Facilities
Disclosure of detailed information about borrowings [line items]
Notional amount		18,200				21,400	€ 12,600
Undrawn borrowing facilities		18,200
Liquidity facility
Disclosure of detailed information about borrowings [line items]
Notional amount		€ 75,000	$ 75.0
Effective interest		2.75%	2.75%
Undrawn borrowing facilities		€ 63,900
Borrowings, availability term		18 months
Borrowings, maturity term		2 years
Old Senior Facilities Agreement
Disclosure of detailed information about borrowings [line items]
Borrowing costs incurred		€ 9,700
New Senior Facilities Agreement
Disclosure of detailed information about borrowings [line items]
Borrowing costs incurred		9,300
Borrowing costs incurred, amortized		1,100
Borrowing costs incurred, unamortized		€ 8,200
Previous Term Senior Debt
Disclosure of detailed information about borrowings [line items]
Notional amount					€ 79,000
Old Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings						€ 900